Reverse Recapitalization (Details) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended
		May 11, 2026 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 26, 2026 USD ($) $ / shares shares	May 31, 2026 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Mar. 30, 2026 shares	Dec. 31, 2025 USD ($) shares
Reverse Recapitalization [Line Items]
Reverse recapitalization, number of share				3
Preferred stock, convertible, conversion ratio			1			1
Recapitalization exchange ratio			11.28			11.28
Class of warrant or right, outstanding (in Shares) | shares			677,934	519,974		677,934		517,527
Sale of stock, number of shares issued in transaction (in Shares) | shares						27,500,000
Sale of stock, price per share (in Dollars per share) | $ / shares			$ 10			$ 10
Sale of stock, consideration received on transaction						$ 275,000
Earnout shares (in Shares) | shares						1,100,000
Proceeds from reverse recapitalization				$ 301,646		$ 301,646
Proceeds from issuance of private placement				275,000		275,000
Cash acquired through reverse recapitalization				$ 26,646		26,646
Reverse recapitalization, acquisition-related cost, expense						52,157
Reverse recapitalization, acquisition-related cost, equity interest, shares issued, expense						37,915
Reverse recapitalization, acquisition-related cost, liability, earnout period, expense			$ 1,264			1,264
Reverse recapitalization, acquisition-related cost, equity interest, share capital, expense						36,651
Reverse recapitalization, acquisition-related cost, indirect cost						15,506
Reverse recapitalization, acquisition-related cost, indirect cost, expense incurred						$ 5,465
Common shares, shares outstanding (in Shares) | shares			297,993,837			297,993,837			1
Reverse recapitalization, contingent consideration, earnout period, threshold trading days					20 years
Reverse recapitalization, contingent consideration, earnout period, threshold consecutive trading days					30 years
Earn-out share liabilities			$ 7,164			$ 7,164
Gain on fair value of earn out share liabilities			$ 2,833			$ 2,833
Derivative instrument, contingent consideration, liability, vested, shares (in Shares) | shares					1,100,000
Subsequent Event [Member]
Reverse Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, vested, shares (in Shares) | shares		550,000,000
SPAC Sponsor Shares [Member]
Reverse Recapitalization [Line Items]
Common shares, shares outstanding (in Shares) | shares	[1]		7,333,333			7,333,333
Warrant Exchange, Component One [Member]
Reverse Recapitalization [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in Shares) | shares				136,329
Reverse Recapitalization, Earnout Liability Terms, One [Member]
Reverse Recapitalization [Line Items]
Earnout shares (in Shares) | shares						550,000
Reverse recapitalization, contingent consideration, earnout period, stock price trigger (in Dollars per share) | $ / shares			$ 12.5			$ 12.5
Reverse recapitalization, contingent consideration, earnout period, threshold trading days						20 days
Reverse recapitalization, contingent consideration, earnout period, threshold consecutive trading days						30 days
Earn-out share liabilities			$ 7,164			$ 7,164
Reverse Recapitalization, Earnout Liability Terms, Two [Member]
Reverse Recapitalization [Line Items]
Earnout shares (in Shares) | shares						550,000
Reverse recapitalization, contingent consideration, earnout period, stock price trigger (in Dollars per share) | $ / shares			$ 15			$ 15
Reverse recapitalization, contingent consideration, earnout period, threshold trading days						20 days
Reverse recapitalization, contingent consideration, earnout period, threshold consecutive trading days						30 days
Reverse Recapitalization, the Earn-out Shares [Member]
Reverse Recapitalization [Line Items]
Earn-out share liabilities			$ 9,997			$ 9,997
Xanadu Class A Multiple Voting Shares [Member]
Reverse Recapitalization [Line Items]
Exercise price (in Dollars per share) | $ / shares				$ 0.02
Xanadu Class A Multiple Voting Shares [Member] | Warrant Exchange, Component One [Member]
Reverse Recapitalization [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in Shares) | shares			383,645	383,645		383,645
Exercise price (in Dollars per share) | $ / shares			$ 0.02	$ 0.15		$ 0.02
Xanadu Class A Multiple Voting Shares [Member] | Warrant Exchange, Component Two [Member]
Reverse Recapitalization [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in Shares) | shares			136,329			136,329
Exercise price (in Dollars per share) | $ / shares			$ 0.15			$ 0.15
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares") [Member]
Reverse Recapitalization [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in Shares) | shares			157,960			157,960
Exercise price (in Dollars per share) | $ / shares			$ 1.15			$ 1.15

[1]	Includes 1,100,000 Earn-out Shares subject to forfeiture. Refer to the section below for additional information.